Stockholders' Deficit (Details 2)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Stockholders' Deficit [Abstract]
Options | shares	15,499,990
Value | $	$ 1,172,022
Purpose for Grant	Service Rendered